UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England              August 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:   $1,503,835
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------


                                           FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED    NONE
--------------                 ---------      ------      --------  --------  --- ----- ----------- --------  ----- -------   -----
AMERICAN EXPRESS CO            COM            025816109   141,680    2,740,428 SH       SOLE        NONE             2,740,428
APPLE INC                      COM            037833100   284,100      846,368 SH       SOLE        NONE               846,368
CHECK POINT SOFTWARE TECH LT   ORD            M22465104    93,638    1,647,098 SH       SOLE        NONE             1,647,098
GOOGLE INC                     CL A           38259P508    65,580      129,508 SH       SOLE        NONE               129,508
LIBERTY GLOBAL INC             COM SER A      530555101    47,463    1,053,800 SH       SOLE        NONE             1,053,800
MICROSOFT CORP                 COM            594918104    26,000    1,000,000 SH       SOLE        NONE             1,000,000
NEWS CORP                      CL A           65248E104   275,388   15,558,653 SH       SOLE        NONE            15,558,653
NICE SYS LTD                   SPONSORED ADR  653656108    52,398    1,441,076 SH       SOLE        NONE             1,441,076
POLO RALPH LAUREN CORP         CL A           731572103   184,653    1,392,450 SH       SOLE        NONE             1,392,450
SIGNET JEWELERS LIMITED        SHS            G81276100    27,841      594,761 SH       SOLE        NONE               594,761
TD AMERITRADE HLDG CORP        COM            87236Y108    56,069    2,873,864 SH       SOLE        NONE             2,873,864
TE CONNECTIVITY LTD            REG SHS        H84989104    12,870      350,100 SH       SOLE        NONE               350,100
TOWERS WATSON & CO             CL A           891894107    55,496      844,562 SH       SOLE        NONE               844,562
UNITED PARCEL SERVICE INC      CL B           911312106   180,659    2,477,150 SH       SOLE        NONE             2,477,150


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